Fees and Expenses	Oct. 29, 2024
abrdn Focused U.S. Small Cap Active ETF | abrdn Focused U.S. Small Cap Active ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” have been estimated to reflect expenses expected to be incurred by the Fund for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution Fees	None
Other Expenses(1)	1.47%
Total Annual Fund Operating Expenses	2.12%
Less: Amount of Fee Limitations/Expense Reimbursements(2)	1.47%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	0.65%

(1) “Other Expenses” have been estimated to reflect expenses expected to be incurred by the Fund for the current fiscal year.

(2) abrdn Funds (the “Trust”) and abrdn Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.65% for the Fund. This contractual limitation may not be terminated before February 28, 2027 without the approval of the Independent Trustees of the Board. This limit excludes certain expenses, including any taxes, interest, brokerage fees, Acquired Fund Fees and Expenses, and extraordinary expenses, if any. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Focused U.S. Small Cap Active ETF with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee limitation until its expiration, which impacts the 1- and 3-Year figures listed below).

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$66	$370	$859	$2,209

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year of abrdn Focused U.S. Small Cap Equity Fund (the “Predecessor Fund”), the Predecessor Fund’s portfolio turnover rate was 16.83% of the average value of its portfolio.

Portfolio Turnover, Rate	16.83%
abrdn Emerging Markets Dividend Active ETF | abrdn Emerging Markets Dividend Active ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” have been estimated to reflect expenses expected to be incurred by the Fund for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution Fees	None
Other Expenses(1)	0.36%
Total Annual Fund Operating Expenses	1.06%
Less: Amount of Fee Limitations/Expense Reimbursements(2)	0.36%
Total Annual Fund Operating Expenses	0.70%

(1) “Other Expenses” have been estimated to reflect expenses expected to be incurred by the Fund for the current fiscal year.

(2)  The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.70% for the Fund. This contractual limitation may not be terminated before February 28, 2027 without the approval of the Independent Trustees of the Board. This limit excludes certain expenses, including any taxes, interest, brokerage fees, Acquired Fund Fees and Expenses, and extraordinary expenses, if any. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Emerging Markets Dividend Active ETF with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year (taking into account the contractual fee limitation until its expiration, which impacts the 1- and 3-Year figures listed below).

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$72	$264	$513	$1,227

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year of abrdn Emerging Markets Dividend Fund’s (the “Predecessor Fund”), the Predecessor Fund’s portfolio turnover rate was 23.45% of the average value of its portfolio.

Portfolio Turnover, Rate	23.45%